Investments (Details 1) - INR (₨) ₨ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of Investments [Line Items]
Uncalled capital commitments	₨ 218	₨ 90
Murli Enery Private Limited [Member]
Disclosure of Investments [Line Items]
Uncalled capital commitments	91	0
Netra Renewable Energy Private Limited [Member]
Disclosure of Investments [Line Items]
Uncalled capital commitments	95	0
Radiance KA Sunbright Two Private Limited [Member]
Disclosure of Investments [Line Items]
Uncalled capital commitments	32	0
Sunsure Solarpark Eighteen Private Limited [Member]
Disclosure of Investments [Line Items]
Uncalled capital commitments	₨ 0	₨ 90